ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	9 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of long term debt

Notes Payable ($)
Within 12 months	11,512,711
Within 24 months	8,557,548
20,070,259